Consolidated Statements of Income - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding	45,942,291	44,306,680	40,536,800
Diluted weighted-average number of common shares outstanding	46,014,737	44,361,083	40,572,600